PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 56,564	$ 41,785
Less: accumulated depreciation and amortization	(27,879)	(16,595)
Property and equipment, net	28,685	25,190
Depreciation	11,284	11,451
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,471	9,147
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,821	19,821
Warehouse fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,564	7,564
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 16,708	$ 5,253